Stockholders Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders Equity
Number of shares Warrant outstanding beginning balance	26,765	27,322
Number of shares Warrants exercisable beginning balance	26,765	27,322
Number of shares Warrants Granted	0	0
Number of shares Warrants Forfeited	(1,515)	(557)
Number of shares Warrant outstanding ending balance	25,250	26,765
Number of shares Warrants exercisable ending balance	25,250	26,765
Weighted average exercise price per Share outstanding beginning balance	$ 35.98	$ 448.51
Weighted average exercise price per Share exercisable beginning balance	0	448.51
Weighted average exercise price per Share Granted	0	0
Weighted average exercise price per Share Forfeited	0	0
Weighted average exercise price per Share outstanding ending balance	11.32	35.98
Weighted average exercise price per Share exercisable ending balance	$ 11.32	$ 0
Weighted average life years per Share outstanding beginning balance	2 years 9 months 15 days	3 years 8 months 23 days
Weighted average life years per Share exercisable beginning balance		3 years 8 months 23 days
Weighted average life years per Share outstanding ending balance	1 year 9 months 14 days	2 years 9 months 14 days
Weighted average life years per Share exercisable ending balance	1 year 9 months 14 days